Reconciliation of Weighted-Average Outstanding Shares Used in Calculations of Basic and Diluted EPS (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted-average shares outstanding (basic)	119.9	121.9	124.8
Effect of dilutive securities:
Stock options and restricted stock units	2,600,000	1,800,000	1,700,000
Weighted-average shares outstanding (diluted)	122.5	123.7	126.5